Schedule I - Condensed Financial Information of Parent (Senior Notes and Junior Subordinated Notes) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
Recourse Debt Total	$ 3,894	$ 3,754
Recourse Debt Non Current	3,894	3,729
Parent Company
Condensed Financial Statements, Captions [Line Items]
Recourse Debt Total	3,894
Debt Maturity Year One [Member]
Condensed Financial Statements, Captions [Line Items]
Recourse Debt Total	0
Debt Maturity Year One [Member] | Parent Company
Condensed Financial Statements, Captions [Line Items]
Recourse Debt Total	0
Debt Maturity Year Two [Member]
Condensed Financial Statements, Captions [Line Items]
Recourse Debt Total	200
Debt Maturity Year Two [Member] | Parent Company
Condensed Financial Statements, Captions [Line Items]
Recourse Debt Total	200
Debt Maturity Year Three [Member]
Condensed Financial Statements, Captions [Line Items]
Recourse Debt Total	900
Debt Maturity Year Three [Member] | Parent Company
Condensed Financial Statements, Captions [Line Items]
Recourse Debt Total	900
Debt Maturity Year Four [Member]
Condensed Financial Statements, Captions [Line Items]
Recourse Debt Total	800
Debt Maturity Year Four [Member] | Parent Company
Condensed Financial Statements, Captions [Line Items]
Recourse Debt Total	800
Debt Maturity Year Five [Member]
Condensed Financial Statements, Captions [Line Items]
Recourse Debt Total	325
Debt Maturity Year Five [Member] | Parent Company
Condensed Financial Statements, Captions [Line Items]
Recourse Debt Total	325
Thereafter
Condensed Financial Statements, Captions [Line Items]
Recourse Debt Total	1,700
Thereafter | Parent Company
Condensed Financial Statements, Captions [Line Items]
Recourse Debt Total	1,700
Recourse Debt Excluding Junior Subordinated Debt | Parent Company
Condensed Financial Statements, Captions [Line Items]
Recourse Debt Non Current	$ 3,894	$ 3,729